REVISION OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS - Summary of Effects of Corrections of Errors (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2022
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Non-cash lease expense	$ 1,111	$ 1,140	$ 4,515		$ 4,139
Provision for excess and obsolete inventory	0	17	75		45
Provision for excess and obsolete property and equipment	66	117	122		510
Inventories, net	2,836	116	(1,716)		(906)
Operating lease liabilities	(1,067)	(1,086)	(4,415)		(4,174)
Accounts payable	(2,848)	3,208	(1,552)		(1,432)
Accrued Expenses	(2,517)	(3,180)	583		4,808
Purchase of property, plant and equipment	(6,228)	(7,067)	(43,750)		(24,688)
Proceeds from sale of lost-in-hole equipment	4,904	5,819	19,684		21,116
ROU assets obtained in exchange for lease liabilities	314	1,360	3,264		7,907
Purchases of inventory included in accounts payable and accrued expenses and other current liabilities	5,018	1,575	601		79
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities	$ 4,482	4,369	$ 1,422		372
As Previously Reported
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Non-cash lease expense		(220)		$ 3,800	(3,768)
Provision for excess and obsolete inventory		0			0
Provision for excess and obsolete property and equipment		0			0
Inventories, net		(1,442)			(940)
Operating lease liabilities		274			3,733
Accounts payable		5,765			(981)
Accrued Expenses		207
Purchase of property, plant and equipment		(10,815)			(23,753)
Proceeds from sale of lost-in-hole equipment		5,315			20,319
ROU assets obtained in exchange for lease liabilities		2,516			9,451
Purchases of inventory included in accounts payable and accrued expenses and other current liabilities		0			0
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities		0			0
Adjustment
Error Corrections and Prior Period Adjustments Restatement [Line Items]
Non-cash lease expense		1,360			7,907
Provision for excess and obsolete inventory		17			45
Provision for excess and obsolete property and equipment		117			510
Inventories, net		1,558			34
Operating lease liabilities		(1,360)			(7,907)
Accounts payable		(2,557)			(451)
Accrued Expenses		(3,387)
Purchase of property, plant and equipment		3,748			(935)
Proceeds from sale of lost-in-hole equipment		504			797
ROU assets obtained in exchange for lease liabilities		(1,156)			(1,544)
Purchases of inventory included in accounts payable and accrued expenses and other current liabilities		1,575			79
Purchases of property and equipment included in accounts payable and accrued expenses and other current liabilities		$ 4,369			$ 372